LONG-TERM DEBT AND CREDIT FACILITIES - Corporate revolving credit and term loan facilities (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Dec. 16, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Long-term debt
Proceeds from drawdown of debt			$ 300.0	$ 80.0
Repayment of debt			200.0	80.0
Letters of credit and surety bonds			1,837.4	1,735.0
Tasiast Mauritanie Ltd. S.A.
Long-term debt
Maximum borrowing capacity	$ 300.0
Term of loan	8 years
Interest rate (as a percent)	4.38%
Standby fee (as percent of unused availablity)	1.60%
Revolving Credit Facility
Long-term debt
Facility utilized			119.1	$ 19.7
Maximum borrowing capacity			1,500.0
Proceeds from drawdown of debt			$ 200.0
Borrowings, maturity			August 10, 2024
Repayment of debt		$ 100.0	$ 300.0
Standby fee (as percent of unused availablity)			0.325%
Revolving Credit Facility | LIBOR
Long-term debt
Interest rate (as a percent)			1.625%
Letter of credit
Long-term debt
Repayment of debt			$ 19.1
Letter of credit | Minimum
Long-term debt
Interest rate (as a percent)			1.0833%
Letter of credit | Maximum
Long-term debt
Interest rate (as a percent)			1.625%